Earnings per share (Tables)	3 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended March 31,
	2024	2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	34.5	41.2
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	163.2	174.5
Basic earnings per share	€0.21	€0.24

Schedule of Diluted Earnings per Share

	For the three months ended March 31,
	2024	2023
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	34.5	41.2
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	163.3	174.5
Diluted earnings per share	€0.21	€0.24